SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Indefinite-lived Intangible Assets
Impairment loss of consolidated statements of operations	$ 3,667,000
Impairment of goodwill	3,321,095
Bailey Goodwill
Indefinite-lived Intangible Assets
Impairment of goodwill	$ 3,321,095